SUBSEQUENT EVENTS (Details) - USD ($)	Aug. 11, 2022	Aug. 05, 2022	Jul. 12, 2022	Aug. 08, 2022	Jun. 30, 2022	Dec. 31, 2021	Aug. 13, 2021	Aug. 10, 2021	Mar. 04, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
Common Stock, Shares, Issued					3,162,500	3,162,500
Common Stock, Shares, Outstanding					3,162,500	3,162,500		3,162,500	2,875,000
Common shares, par value, (per share)					$ 0.0001	$ 0.0001				$ 0.0001
Investments held in Trust Account					$ 128,610,697	$ 128,421,215
IPO
SUBSEQUENT EVENTS
Common shares, par value, (per share)							$ 0.0001
Subsequent Event
SUBSEQUENT EVENTS
Period of extension of combination period		1 month
Cash			$ 15,000,000
Common stock shares			1,267,502
Common Stock, Shares, Issued		6,255,848
Common Stock, Shares, Outstanding		6,255,848
Investments held in Trust Account		$ 200,000		$ 200,000
Redemption of shares		9,556,652
Percentage of common stock shares		60.44%
Amount of distribution from Trust Account to redeeming Stockholders		$ 97,194,950
Cash in the Trust Account		$ 31,460,579
Company Agreed to pay	$ 200,000
Subsequent Event | Amend Charter and Investment Management Trust Agreement
SUBSEQUENT EVENTS
Common stock shares		11,331,512
Common Stock, Shares, Issued		15,812,500
Common Stock, Shares, Outstanding		15,812,500
Ownership percentage		71.66%
Common shares, par value, (per share)		$ 0.0001
Subsequent Event | IPO
SUBSEQUENT EVENTS
Percentage of common stock shares		75.55%